Stock Option Plans - Summary of status of nonvested shares (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Shares
Nonvested, beginning of year	42,085	62,235
Granted
Vested	(20,150)	(20,150)
Forfeited	(100)
Nonvested, end of year	21,835	42,085
Weighted-Average Grant-Date Fair Value
Nonvested, beginning of year	$ 4.34	$ 4.34
Granted
Vested	4.34	4.34
Forfeited	4.34
Nonvested, end of year	$ 4.34	$ 4.34